Derivative Instruments and Hedge Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative [Line Items]
Summary of Derivative Financial Instruments and Classification on Consolidated Statements of Financial Condition

The following tables present the fair value of the Company’s derivative financial instruments and classification on the Consolidated Statements of Financial Condition as of September 30, 2017 and December 31, 2016:

	September 30, 2017			December 31, 2016
		Fair Value			Fair Value
	Notional Amount	Other Assets	Other Liabilities	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as hedging instruments
Interest rate swaps designated as cash flow hedges	$250,000	$3,265	$545	$100,000	$3,719	$—
Derivatives not designated as hedging instruments
Other interest rate swaps	81,712	648	645	51,213	598	559
Total derivatives	$331,712	$3,913	$1,190	$151,213	$4,317	$559

        The Company recognizes derivative financial instruments at fair value regardless of the purpose or intent for holding the instrument. The Company records derivative assets and derivative liabilities on the Consolidated Statements of Financial Condition within accrued interest receivable and other assets and accrued interest payable and other liabilities, respectively. The following table presents the fair value of the Company's derivative financial instruments and classification on the Consolidated Statements of Financial Condition as of December 31, 2016:

			Derivative Liabilities
	Derivative Assets
				Fair Value
	Classification	Fair Value	Classification
Derivatives designated as hedging instruments
Interest rate swaps designated as cash flow hedges	Other assets	$3,719	Other liabilities	$—
Total derivatives designated as hedging instruments		$3,719		$—
Derivatives not designated as hedging instruments
Other interest rate swaps	Other assets	$598	Other liabilities	$559
Total derivatives not designated as hedging instruments		$598		$559

Summary of Net Gains (Losses) Recorded in Accumulated Other Comprehensive Income (Loss) and Consolidated Statements of Operations Relating to Cash Flow Derivative Instruments

The following table reflects the net gains (losses) recorded in accumulated other comprehensive income (loss) and the Consolidated Statements of Operations relating to the cash flow derivative instruments for the nine months ended September 30, 2017.

	Amount of Gain Recognized in OCI (Effective Portion)	Amount of Loss Reclassified from OCI to Income as an Increase to Interest Expense	Amount of Gain (Loss) Recognized in Other Non-Interest Income (Ineffective Portion)
Interest rate swaps	$(1,408)	$(426)	$—

        The following table reflects the net gains (losses) recorded in accumulated other comprehensive income (loss) and the Consolidated Statements of Operations relating to the cash flow derivative instruments for the year ended December 31, 2016:

	Amount of Gain Recognized in OCI (Effective Portion)	Amount of Loss Reclassified from OCI to Income as an Increase to Interest Expense	Amount of Gain (Loss) Recognized in Other Non-Interest Income (Ineffective Portion)
Interest rate swaps	$3,724	$(40)	$—

Summary of Other Interest Rate Swaps

The following table reflects other interest rate swaps as of September 30, 2017

Notional amounts	$81,712
Derivative assets fair value	648
Derivative liabilities fair value	645
Weighted average pay rates	4.26%
Weighted average receive rates	3.68%
Weighted average maturity	6.1 years

        The following table reflects other interest rate swaps as of December 31, 2016:

Notional amounts	$51,213
Derivative assets fair value	598
Derivative liabilities fair value	559
Weighted average pay rates	4.08%
Weighted average receive rates	2.91%
Weighted average maturity	7.9 years

Summary of Company's Interest Rate Derivative and Offsetting Positions

The Company records interest rate derivatives subject to master netting agreements at their gross value and does not offset derivative asset and liabilities on the Consolidated Statements of Financial Condition. The table below summarizes the Company’s interest rate derivatives and offsetting positions as of September 30, 2017:

	Derivative Assets Fair Value	Derivative Liabilities Fair Value
Gross amounts recognized	$3,913	$1,190
Less: Amounts offset in the Consolidated Statements of Financial Condition	—	—
Net amount presented in the Consolidated Statements of Financial Condition	$3,913	$1,190
Gross amounts not offset in the Consolidated Statements of Financial Condition
Offsetting derivative positions	(677)	(677)
Collateral posted	(2,949)	(502)
Net credit exposure	$287	$11

         The table below summarizes the Company's interest rate derivatives and offsetting positions as of December 31, 2016:

	Derivative Assets Fair Value	Derivative Liabilities Fair Value
Gross amounts recognized	$4,317	$559
Less: Amounts offset in the Consolidated Statements of Financial Condition	—	—
Net amount presented in the Consolidated Statements of Financial Condition	$4,317	$559
Gross amounts not offset in the Consolidated Statements of Financial Condition
Offsetting derivative positions	—	—
Collateral posted	(4,317)	—
Net credit exposure	$—	$559

Cash Flow Hedges
Derivative [Line Items]
Summary of Cash Flow Hedges

        The following table reflects the cash flow hedges as of December 31, 2016:

Effective Date	Maturity Date	Notional Amount	Fair Value as of December 31, 2016
September 20, 2016	September 20, 2021	$25,000	$853
September 20, 2016	September 20, 2021	25,000	895
December 20, 2016	December 20, 2021	25,000	1,111
December 20, 2016	December 20, 2021	25,000	860

		$100,000	$3,719